Goodwill and Other Intangibles (Details Narrative) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Amount of capital	$ 21.8
Goodwill and impairment testing [member] | Terminal Value [member]
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period	5 years	5 years
Goodwill and impairment testing [member] | Terminal Value [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rates	2.00%	2.00%
Goodwill and impairment testing [member] | Terminal Value [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rates	3.90%	3.80%